Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Unaudited Condensed Consolidated Financial Statements	The following financial statements amounts and balances of the VIEs and the VIEs’ subsidiaries were included in the unaudited condensed consolidated financial statements as of June 30, 2024 and December 31, 2023, and for the six months ended June 30, 2024 and 2023:
	June 30, 2024	December 31, 2023
Total assets	$329,768	$324,019
Total liabilities	$142,935	$146,188
	For the Six Months Ended June 30,
	2024	2023
Total revenues	$71,055	$67,437
Net income	$13,463	$10,004

Net cash (used in) provided by operating activities	$(6,247)	$24,796
Net cash used in investing activities	$-	$(61)
Net cash provided by financing activities	$2,829	$60,385

Schedule of Disaggregation of Revenue	The following table identifies the disaggregation of our revenue for the six months ended June 30, 2024 and 2023, respectively:
	For the Six Months Ended June 30,
	2024	2023
Category of Revenue:
Advertising revenue	$70,855	$64,863
Copyrights revenue	-	2,451
CHEERS e-Mall marketplace service revenue	120	110
Other revenue	80	11
Total	$71,055	$67,435
Timing of Revenue Recognition:
Services transferred over time	$70,855	$67,314
Services transferred at a point in time	120	110
Goods transferred at a point in time	80	11
Total	$71,055	$67,435